Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Income Taxes [Abstract]
Current	$ 158,819	$ 220,915	$ 308,043
Over provision in prior years	(92,865)
Deferred	(58,540)	(16,702)	(1,499)
Total	$ 7,414	$ 204,213	$ 306,544